NOTE 14: CONVERTIBLE DEBENTURES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Note 14 Convertible Debentures
Balance, beginning	$ 274,466	$ 1,835,225	$ 468,329
Proceeds from Issuance of convertible debentures	753,491	442,437	1,621,791
Amount allocated to conversion option	(753,491)	(172,386)	(1,047,347)
Amount converted to units	0	(2,129,728)	0
Unrealized foreign exchange loss	5,564	0	0
Interest expense	45,112	57,397	125,079
Accretion expense	102,178	241,521	667,373
Balance, ending	$ 427,320	$ 274,466	$ 1,835,225